CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 593,615	¥ 630,320
Dry hole costs written off	7,702	5,928	¥ 5,831
Balance at end of year	598,925	593,615	630,320
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	125,525	176,119
Additions	159,729	131,099
Dry hole costs written off	(7,702)	(5,928)
Transferred to property, plant and equipment	(111,026)	(141,606)
Reclassification to other long-term assets	(10,302)	(11,464)
Impairment losses for the year	(144)	(844)
Disposals and others	(107)	(21,798)
Exchange adjustments	(34)	(53)
Balance at end of year	¥ 155,939	¥ 125,525	¥ 176,119